Regulatory Capital (Tables)	6 Months Ended
Apr. 30, 2025
Regulatory Capital [Abstract]
Summary of Regulatory Capital Position
The following table summarizes the Bank’s regulatory

capital positions as at April 30, 2025 and

October 31, 2024.
Regulatory Capital Position
(millions of Canadian dollars, except

as noted)
As at
April 30 October 31

2025 2024
Capital
Common Equity Tier 1 Capital $ 93,048 $ 82,714
Tier 1 Capital 103,459 93,248
Total Capital 115,526 105,745
Risk-weighted assets used in the calculation

of capital ratios
624,636 630,900
Capital and leverage ratios
Common Equity Tier 1 Capital ratio 14.9% 13.1%
Tier 1 Capital ratio 16.6 14.8
Total Capital ratio 18.5 16.8
Leverage ratio 4.7 4.2
TLAC Ratio 31.0 28.7
TLAC Leverage Ratio 8.7 8.1